UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22988

Nuveen Global High Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JGH

Nuveen Global High Income Fund
Portfolio of Investments	September 30, 2015 (Unaudited)

Shares		Description (1)	Coupon		Ratings (2)	Value

		LONG-TERM INVESTMENTS – 140.4% (96.7% of Total Investments)

		CONVERTIBLE PREFERRED SECURITIES – 0.2% (0.2% of Total Investments)

		Oil, Gas & Consumable Fuels – 0.2%

20,000		Anadarko Petroleum Corporation, Convertible Bond	7.500%		N/R	$748,600
		Total Convertible Preferred Securities (cost $1,000,000)				748,600

Shares		Description (1)	Coupon		Ratings (2)	Value

		$25 PAR (OR SIMILAR) RETAIL PREFERRED – 3.2% (2.2% of Total Investments)

		Banks – 1.4%

150,000		Citigroup Inc.	6.875%		BB+	$4,000,500
20,000		Regions Financial Corporation	6.375%		BB	508,800
37,718		Zions Bancorporation	6.300%		BB–	985,194
		Total Banks				5,494,494

		Capital Markets – 0.4%

65,000		Morgan Stanley	7.125%		Ba1	1,784,250

		Consumer Finance – 0.6%

99,665		Discover Financial Services	6.500%		BB–	2,572,354

		Food Products – 0.3%

50,000		CHS Inc.	7.100%		N/R	1,328,000

		Insurance – 0.2%

25,000		Hartford Financial Services Group Inc.	7.875%		BBB–	763,750

		Real Estate Investment Trust – 0.3%

23,000		Northstar Realty Finance Corporation	8.750%		N/R	557,290
24,000		Summit Hotel Properties Inc.	7.125%		N/R	600,000
		Total Real Estate Investment Trust				1,157,290
		Total $25 Par (or similar) Retail Preferred (cost $12,851,992)				13,100,138

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		CORPORATE BONDS – 124.8% (85.8% of Total Investments)

		Aerospace & Defense – 0.9%

$2,421		Bombardier Inc., 144A	6.000%	10/15/22	B	$1,797,593
2,000		StandardAero Aviation Holdings Inc., 144A	10.000%	7/15/23	CCC	1,980,000
		Total Aerospace & Defense				3,777,593

		Air Freight & Logistics – 0.4%

2,075		XPO Logistics, Inc., 144A	6.500%	6/15/22	B2	1,754,672

		Airlines – 1.3%

3,500		Air Canada, 144A	7.750%	4/15/21	B	3,683,750
2,000		VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B	1,810,000
		Total Airlines				5,493,750

		Auto Components – 1.5%

3,000	EUR	MPG Holdco I Inc.	7.375%	11/26/2018	B+	3,120,000
1,800		Schaeffler Holding Finance BV, 144A	6.250%	11/15/19	Ba3	1,908,000

Nuveen Investments	1

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Auto Components (continued)

$1,100	EUR	Tenneco Inc.	5.375%	11/26/2018	BB+	$1,128,875
		Total Auto Components				6,156,875

		Banks – 2.5%

2,000		Credit Agricole, SA, 144A	6.625%	12/23/64	BB+	1,922,500
1,320		JPMorgan Chase & Company	6.750%	12/31/49	BBB–	1,374,450
3,500		Popular Inc.	7.000%	7/01/19	BB–	3,325,000
2,500		Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	2,686,358
250	EUR	Royal Bank of Scotland Group PLC	5.500%	11/29/49	BB–	277,746
445		Standard Chartered PLC, 144A	5.700%	3/26/44	A2	427,532
		Total Banks				10,013,586

		Beverages – 0.5%

2,000		Cott Beverages USA Inc.	6.750%	1/01/20	B–	2,055,000

		Building Products – 1.8%

1,500		Builders FirstSource, Inc., 144A	10.750%	8/15/23	B–	1,498,125
3,250		Hardwoods Acquisition Inc., 144A	7.500%	8/01/21	B	3,038,750
2,500		NCI Building Systems, Inc., 144A	8.250%	1/15/23	B+	2,618,750
		Total Building Products				7,155,625

		Chemicals – 2.4%

3,000		Chemours Co, 144A	7.000%	5/15/25	BB–	1,972,500
1,500		Hexion Inc.	6.625%	4/15/20	B3	1,275,000
2,500		Ineos Group Holdings SA, 144A	6.125%	8/15/18	B–	2,356,250
2,000		Kissner Milling Company Limited, 144A	7.250%	6/01/19	B	1,880,000
800		Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	816,032
2,145		Tronox Finance LLC	6.375%	8/15/20	B+	1,362,075
		Total Chemicals				9,661,857

		Commercial Services & Supplies – 4.0%

2,500		ABX Group Inc.	6.375%	12/01/19	Ba3	2,400,000
3,017		ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	3,009,458
2,648		Casella Waste Systems Inc.	7.750%	2/15/19	B–	2,595,040
2,985		Covanta Holding Corporation	5.875%	3/01/24	Ba3	2,843,213
3,000		GFL Environmental Corporation, 144A	7.875%	4/01/20	B	3,071,250
1,500		R.R. Donnelley & Sons Company	6.500%	11/15/23	BB–	1,410,000
1,090	EUR	Waste Italia SPA, 144A	10.500%	11/15/19	B3	901,416
		Total Commercial Services & Supplies				16,230,377

		Construction & Engineering – 1.2%

1,500		Boart Longyear Management Pty Ltd, 144A	7.000%	4/01/21	CCC+	615,000
1,500		Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%	10/15/18	B+	1,425,000
1,100	EUR	Shea Homes LP	6.125%	11/26/18	B+	1,124,750
15,000	NOK	VV Holding AS, 144A	6.500%	7/10/19	N/R	1,737,506
		Total Construction & Engineering				4,902,256

		Construction Materials – 2.2%

4,000		Cemex SAB de CV, 144A	5.700%	1/11/25	BB–	3,580,000
3,500	EUR	Norbord Inc.	5.375%	11/26/18	Ba2	3,465,000
2,025		Reliance Intermediate Holdings LP, 144A	6.500%	4/01/23	BB–	2,024,999
		Total Construction Materials				9,069,999

		Consumer Finance – 2.9%

2,500		Constellis Holdings LLC / Constellis Finance Corporation, 144A	9.750%	5/15/20	B	2,275,000
2,000		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	2,005,000
2,250		Credit Acceptance Corporation, 144A	7.375%	3/15/23	BB	2,300,625
3,000		Enova International, Inc.	9.750%	6/01/21	B	2,430,000
2,500		First Data Corporation	11.750%	8/15/21	B–	2,775,000
		Total Consumer Finance				11,785,625

2	Nuveen Investments

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Containers & Packaging – 2.1%

$3,000		Ardagh Packaging Finance / MP HD USA, 144A	6.750%	1/31/21	CCC+	$3,007,500
2,750		Coveris Holdings SA, 144A	7.875%	11/01/19	B–	2,605,625
2,000		PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	1,930,000
1,000		Reynolds Group	8.250%	2/15/21	CCC+	997,500
		Total Containers & Packaging				8,540,625

		Diversified Consumer Services – 1.2%

2,295		Nine West Holdings Incorporated, 144A	8.250%	3/15/19	CCC	1,044,225
2,400	GBP	Twinkle Pizza Holdings PLC, 144A	6.625%	8/01/21	B	3,670,546
		Total Diversified Consumer Services				4,714,771

		Diversified Financial Services – 2.9%

1,000		CNG Holdings Inc., 144A	9.375%	5/15/20	B–	530,000
1,550	EUR	Fly Leasing Limited	6.750%	11/26/18	BB	1,588,750
2,920		Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	2,788,600
3,215		Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	2,925,650
2,000		NewStar Financial, Inc., 144A	7.250%	5/01/20	BB–	1,990,000
2,250		Ziggo Bond Finance B.V, 144A	5.875%	1/15/25	B	2,058,750
		Total Diversified Financial Services				11,881,750

		Diversified Telecommunication Services – 3.2%

2,025		CenturyLink Inc.	7.650%	3/15/42	BB+	1,549,125
2,500		Frontier Communications Corporation, 144A	8.875%	9/15/20	BB	2,450,000
1,465		IntelSat Jackson Holdings	7.500%	4/01/21	B+	1,351,463
1,900		IntelSat Jackson Holdings	6.625%	12/15/22	CCC+	1,482,000
1,000		Neptune Finco Corporation, 144A, (WI/DD)	10.125%	1/15/23	B2	1,016,250
1,000		Neptune Finco Corporation, 144A, (WI/DD)	10.875%	10/15/25	B2	1,010,000
2,500		WideOpenWest Finance Capital Corporation	10.250%	7/15/19	CCC+	2,518,750
2,200		Windstream Corporation	6.375%	8/01/23	BB	1,585,320
		Total Diversified Telecommunication Services				12,962,908

		Electric Utilities – 1.4%

3,735		Intergen NV, 144A	7.000%	6/30/23	B+	3,174,750
3,000		PPL Energy Supply LLC, 144A	6.500%	6/01/25	Ba3	2,580,000
		Total Electric Utilities				5,754,750

		Energy Equipment & Services – 2.2%

1,000		Basic Energy Services, Inc.	7.750%	2/15/19	B–	500,000
2,100		Calfrac Holdings LP, 144A	7.500%	12/01/20	B	1,312,500
750		McDermott International Inc., 144A	8.000%	5/01/21	BB–	626,250
1,500		Murray Energy Corporation, 144A	11.250%	4/15/21	B–	787,500
2,250		Pacific Drilling V Limited, 144A	7.250%	12/01/17	B+	1,530,000
2,250		Seventy Seven Energy Inc.	6.625%	11/15/19	B3	1,400,625
1,500		Seventy Seven Energy Inc.	6.500%	7/15/22	Caa1	585,000
2,920		Weatherford International PLC	7.000%	3/15/38	BBB–	2,329,906
		Total Energy Equipment & Services				9,071,781

		Food & Staples Retailing – 2.4%

2,500	EUR	Kehe Distributors LLC Finance	7.625%	11/26/18	B–	2,625,000
1,500		Rite Aid Corporation, 144A	6.125%	4/01/23	B	1,488,749
3,500		Supervalu Inc.	7.750%	11/15/22	B	3,500,000
2,000		Tops Holding LLC / Tops Markets II Corporation, 144A	8.000%	6/15/22	B	2,000,000
		Total Food & Staples Retailing				9,613,749

		Food Products – 3.5%

1,855		Diamond Foods Inc., 144A	7.000%	3/15/19	B–	1,907,171
3,000		Dole Food Company, 144A	7.250%	5/01/19	B3	2,992,500
3,300		JBS Investments GmbH, 144A	7.250%	4/03/24	BB+	3,176,250
1,700		Land O Lakes Capital Trust I, 144A	7.450%	3/15/28	BB	1,785,000
3,000		Marfrig Holding Europe BV, 144A	8.375%	5/09/18	B+	2,797,500

Nuveen Investments	3

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Food Products (continued)

$2,000		Southern States Cooperative Inc., 144A	10.000%	8/15/21	B–	$1,760,000
		Total Food Products				14,418,421

		Gas Utilities – 1.9%

3,000		AmeriGas Finance LLC	7.000%	5/20/22	Ba2	3,075,000
3,030		Ferrellgas LP	6.750%	1/15/22	B+	2,817,900
1,920		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	1,992,000
		Total Gas Utilities				7,884,900

		Health Care Equipment & Supplies – 1.7%

2,500	EUR	Ephios Holdco II PLC, 144A	8.250%	7/01/23	B–	2,724,779
2,000		Tenet Healthcare Corporation	8.125%	4/01/22	B3	2,125,800
2,220		Tenet Healthcare Corporation	6.875%	11/15/31	B3	1,998,000
		Total Health Care Equipment & Supplies				6,848,579

		Health Care Providers & Services – 3.5%

3,420		Community Health Systems, Inc.	6.875%	2/01/22	B+	3,492,538
2,240		IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	2,304,400
3,000		Kindred Escrow Corporation, 144A	8.750%	1/15/23	B2	3,251,250
2,175		Select Medical Corporation	6.375%	6/01/21	B–	2,120,625
2,935		Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B–	2,905,650
		Total Health Care Providers & Services				14,074,463

		Hotels, Restaurants & Leisure – 3.1%

2,000		1011778 BC ULC/New Red Finance Inc., 144A	6.000%	4/01/22	B–	2,030,000
1,500		Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	1,350,000
3,000		MGM Resorts International Inc.	7.750%	3/15/22	BB	3,195,000
3,000		Scientific Games Corporation, 144A	7.000%	1/01/22	BB–	2,955,000
3,350		Wynn Macau Limited, 144A	5.250%	10/15/21	Ba2	2,908,219
		Total Hotels, Restaurants & Leisure				12,438,219

		Household Durables – 3.3%

3,000		Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	2,962,500
2,720		CalAtlantic Group Inc.	5.875%	11/15/24	BB	2,788,000
2,500		KB Home	7.625%	5/15/23	B+	2,518,750
2,500		Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B	2,537,500
2,500		RSI Home Products Incorporated, 144A	6.500%	3/15/23	B+	2,500,000
		Total Household Durables				13,306,750

		Independent Power & Renewable Electricity Producers – 2.6%

1,585		Abengoa Yield PLC, 144A	7.000%	11/15/19	BB	1,386,875
2,000		Dynegy Inc.	6.750%	11/01/19	B+	2,005,000
3,000		GenOn Energy Inc.	7.875%	6/15/17	B–	2,812,500
3,275		GenOn Energy Inc.	9.500%	10/15/18	B–	3,029,375
1,500		NRG Yield Inc, Convertible Bond, 144A	3.250%	6/01/20	N/R	1,289,063
		Total Independent Power & Renewable Electricity Producers				10,522,813

		Industrial Conglomerates – 1.0%

800	EUR	Alfa SAB de CV	5.250%	11/26/2018	BBB–	816,000
2,250		Stena AB, 144A	7.000%	2/01/24	BB	1,991,250
1,500		Techniplas, LLC, 144A	10.000%	5/01/20	B	1,380,000
		Total Industrial Conglomerates				4,187,250

		Insurance – 0.4%

2,355		Genworth Holdings Inc.	4.800%	2/15/24	Ba1	1,766,250

		Internet Software & Services – 1.0%

500		Ensemble S Merger Sub Inc., 144A	9.000%	9/30/23	CCC+	483,750
3,500		Equinix Inc.	5.750%	1/01/25	BB	3,473,750
		Total Internet Software & Services				3,957,500

4	Nuveen Investments

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		IT Services – 0.7%

$3,100		Zayo Group LLC / Zayo Capital Inc., 144A	6.000%	4/01/23	B–	$3,007,000

		Machinery – 1.7%

1,000	EUR	Commercial Vehicle Group	7.875%	4/15/19	B	1,017,500
800		CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B	850,000
2,250		Terex Corporation	6.000%	5/15/21	BB	2,176,875
3,500		Vander Intermediate Holding II Corp., 144A	9.750%	2/01/19	CCC+	2,817,500
		Total Machinery				6,861,875

		Marine – 2.0%

3,000		Eletson Holdings Inc., 144A	9.625%	1/15/22	B+	2,715,000
2,000		Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	BB–	1,850,000
3,500		Navios South American Logistics Inc., Finance US Inc., 144A	7.250%	5/01/22	B+	3,150,000
		Total Marine				7,715,000

		Media – 11.0%

3,500		Altice S.A, 144A	7.750%	5/15/22	B	3,185,000
3,000		CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB–	2,876,250
3,325		Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	2,928,078
3,000		Clear Channel Communications, Inc.	11.250%	3/01/21	CCC+	2,595,000
2,000		Lee Enterprises Inc., 144A	9.500%	3/15/22	B2	1,825,000
1,000		Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B	995,000
1,650		Midcontinent Communications Finance Company, 144A	6.875%	8/15/23	B	1,643,813
2,400		Numericable Group SA, 144A	4.875%	5/15/19	B+	2,322,000
1,700		Numericable Group SA, 144A	6.000%	5/15/22	B+	1,638,375
2,500		Post Holdings Inc., 144A	7.750%	3/15/24	B	2,562,500
3,000		Quebecor Media Inc.	5.750%	1/15/23	B+	2,955,000
2,750		Radio One Inc., 144A	7.375%	10/15/22	B	2,557,500
3,000		Sinclair Television Group	6.375%	11/01/21	B+	3,015,000
1,590		Sirius XM Radio Inc., 144A	5.750%	8/01/21	BB	1,590,994
1,500		SiTV Inc., 144A	10.375%	7/01/19	B–	1,140,000
2,250		Unitymedia KabelBW GmbH, 144A	6.125%	1/15/25	B	2,221,875
2,500	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	1,878,044
4,000		VTR Finance BV, 144A	6.875%	1/15/24	B+	3,630,000
3,303		WMG Acquisition Group, 144A	6.000%	1/15/21	B1	3,303,000
		Total Media				44,862,429

		Metals & Mining – 8.0%

2,000		AK Steel Corporation	7.625%	10/01/21	CCC+	1,075,000
1,500		Anglogold Holdings PLC	5.125%	8/01/22	Baa3	1,280,625
3,000		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	2,320,500
2,700		ArcelorMittal	6.125%	6/01/25	BB+	2,187,000
3,350		Century Aluminum Company, 144A	7.500%	6/01/21	BB–	3,082,000
2,000		Cliffs Natural Resources Inc.	5.900%	3/15/20	B	720,000
2,500		Constellium N.V, 144A	8.000%	1/15/23	B1	2,212,500
2,500		Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	2,175,000
3,000		First Quantum Minerals Limited, 144A	7.250%	5/15/22	BB–	1,860,000
2,000		Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	1,610,000
3,350		Lundin Mining Corporation, 144A	7.500%	11/01/20	Ba2	3,241,125
1,250		Novellis Inc.	8.750%	12/15/20	B	1,203,375
300		Teck Resources Limited	3.750%	2/01/23	Ba1	183,000
1,500		Tempel Steel Company, 144A	12.000%	8/15/16	CCC+	1,361,250
2,550		Tupy S/A, 144A	6.625%	7/17/24	BB	2,244,000
2,485		Vale Overseas Limited	6.875%	11/10/39	BBB+	1,921,079
2,000		Vedanta Resources PLC, 144A	6.000%	1/31/19	Ba3	1,449,674
3,000		Westmoreland Coal Co, 144A	8.750%	1/01/22	B	2,452,500
		Total Metals & Mining				32,578,628

		Multiline Retail – 0.6%

1,000		Bon-Ton Department Stores Inc.	8.000%	6/15/21	B–	590,000
2,050	EUR	J.C. Penney Company Inc.	8.125%	11/26/18	B–	2,050,000
		Total Multiline Retail				2,640,000

Nuveen Investments	5

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Oil, Gas & Consumable Fuels – 19.7%

3,200	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB	$2,062,196
2,250		Bellatrix Exploration Limited, 144A	8.500%	5/15/20	B3	1,755,000
1,745		Bonanza Creek Energy Inc.	5.750%	2/01/23	B3	1,134,250
1,000		Breitburn Energy Partners LP	7.875%	4/15/22	CCC+	357,500
1,500		California Resources Corporation	6.000%	11/15/24	BB–	893,437
3,800		Calumet Specialty Products	6.500%	4/15/21	B+	3,420,000
2,000		Carrizo Oil and Gas Inc.	6.250%	4/15/23	B	1,741,400
1,500		Chaparral Energy Inc.	9.875%	10/01/20	CCC+	472,500
2,967		Crestwood Midstream Partners LP	6.125%	3/01/22	BB	2,568,532
2,000		Denbury Resources Inc.	5.500%	5/01/22	BB–	1,190,000
1,100		Energy Transfer Equity LP	5.500%	6/01/27	BB+	913,000
2,750		EnQuest PLC, 144A	7.000%	4/15/22	B–	1,705,000
1,250		EV Energy Partners LP / EV Energy Finance Corporation	8.000%	4/15/19	B–	850,000
3,375		Gibson Energy, 144A	6.750%	7/15/21	BB	3,244,219
2,600		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	2,288,000
1,500		Halcon Resources Corporation. `, 144A	8.625%	2/01/20	B3	1,246,875
2,000		Kazmunaygas National, 144A	6.375%	4/09/21	BBB	1,957,500
1,815		Key Energy Services Inc.	6.750%	3/01/21	CCC+	626,175
2,000		Linn Energy LLC Finance Corporation	8.625%	4/15/20	B–	540,000
3,000		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	2,775,000
1,500		MEG Energy Corportation, 144A	6.375%	1/30/23	BB–	1,173,750
2,255		Niska Gas Storage Canada ULC Finance Corporation	6.500%	4/01/19	CCC+	1,984,400
1,375		Northern Oil and Gas Inc.	8.000%	6/01/20	B–	1,022,656
2,500		Oasis Petroleum Inc.	6.875%	3/15/22	B+	1,980,750
1,900	CAD	Paramount Resources Limited, 144A	7.625%	12/04/19	BB–	1,338,543
3,000		PBF Holding Company LLC	8.250%	2/15/20	BBB–	3,069,000
500		Peabody Energy Corporation, 144A	10.000%	3/15/22	BB–	188,125
3,500		Penn Virginia Corporation	8.500%	5/01/20	CCC	905,625
4,000		Pertamina Persero PT, 144A	4.875%	5/03/22	Baa3	3,799,876
2,000		Petrobras International Finance Company	7.875%	3/15/19	BBB–	1,650,000
5,000		Petrobras International Finance Company	5.375%	1/27/21	BBB–	3,637,500
2,800		Reliance Industries Limited, 144A	5.875%	8/05/63	BBB+	2,716,000
400		Rex Energy Corporation	8.875%	12/01/20	CCC+	208,000
3,478		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	3,060,640
1,500		RSP Permian Inc.	6.625%	10/01/22	B	1,440,000
3,021		Sabine Pass Liquefaction LLC	5.625%	2/01/21	BB+	2,801,978
1,750		Sanchez Energy Corporation	7.750%	6/15/21	B–	1,295,000
1,250		Seadrill Limited, 144A	6.625%	9/15/20	N/R	787,500
1,500		Seven Generations Energy Limited, 144A	6.750%	5/01/23	B2	1,290,000
2,000		SM Energy Company	6.125%	11/15/22	BB	1,852,000
2,500		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	2,400,000
2,500		Tesoro Logistics LP Finance Corporation, 144A	6.250%	10/15/22	BB	2,437,500
3,750		Transocean Inc.	6.800%	3/15/38	BB+	2,325,000
1,950		Vanguard Natural Resources Finance	7.875%	4/01/20	B	1,184,625
2,500		Western Refining Inc.	6.250%	4/01/21	B+	2,425,000
1,460		WPX Energy Inc.	7.500%	8/01/20	Ba1	1,335,900
		Total Oil, Gas & Consumable Fuels				80,049,952

		Paper & Forest Products – 4.5%

3,220		Domtar Corporation	6.750%	2/15/44	BBB–	3,225,297
3,300		Louisiana Pacific Corporation	7.500%	6/01/20	BB–	3,423,750
2,900		Mercer International Inc.	7.750%	12/01/22	B+	2,929,000
3,000		Millar Western Forest Products Ltd	8.500%	4/01/21	B–	2,190,000
2,500		Resolute Forest Products	5.875%	5/15/23	BB–	1,862,500
2,800		Sappi Papier Holding GMBH, 144A	6.625%	4/15/21	BB	2,831,500
2,500		Tembec Industries, Inc., 144A	9.000%	12/15/19	B–	1,875,000
		Total Paper & Forest Products				18,337,047

		Personal Products – 0.9%

3,500		Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	3,675,000

		Pharmaceuticals – 1.7%

2,000		Concordia Healthcare Corporation, 144A	7.000%	4/15/23	CCC+	1,750,000

6	Nuveen Investments

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Pharmaceuticals (continued)

$1,505		Endo Finance LLC, 144A	5.750%	1/15/22	B1	$1,489,949
3,780		VP Escrow Corporation, 144A	6.375%	10/15/20	B1	3,758,738
		Total Pharmaceuticals				6,998,687

		Real Estate Investment Trust – 0.6%

2,500		Communications Sales & Leasing Inc.	8.250%	10/15/23	BB	2,137,500
475	EUR	Vereit Operating Partner	4.600%	11/26/18	BB+	456,000
		Total Real Estate Investment Trust				2,593,500

		Real Estate Management & Development – 1.4%

2,245		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	2,110,300
3,750		Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	3,637,500
		Total Real Estate Management & Development				5,747,800

		Road & Rail – 1.5%

3,000		Hertz Corporation	7.375%	1/15/21	B	3,097,500
2,895		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	2,866,050
		Total Road & Rail				5,963,550

		Semiconductors & Semiconductor Equipment – 0.4%

2,750		Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	1,705,000

		Software – 1.4%

3,390		BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	2,739,544
3,110		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	2,919,513
		Total Software				5,659,057

		Specialty Retail – 0.7%

2,000		Guitar Center Inc., 144A	6.500%	4/15/19	B–	1,840,000
1,100		Neiman Marcus Mariposa Borrower / Merger Sub LLC, 144A	8.000%	10/15/21	CCC+	1,133,000
		Total Specialty Retail				2,973,000

		Technology, Hardware, Storage & Peripherals – 0.4%

1,690		NCR Corporation	6.375%	12/15/23	BB	1,656,199

		Textiles, Apparel & Luxury Goods – 0.8%

3,250		Avintiv Specialty Materials Inc.	6.875%	6/01/19	CCC+	3,446,950

		Trading Companies & Distributors – 0.4%

1,500		Avation Capital SA, 144A	7.500%	5/27/20	B+	1,447,500

		Transportation Infrastructure – 0.5%

2,000	EUR	CMA CGM SA, 144A	7.750%	1/15/21	B–	2,028,080

		Wireless Telecommunication Services – 6.9%

17,000	SEK	AINMT Scandinavia Holdings AB, Reg S	9.750%	3/19/19	N/R	2,112,318
2,800		Colombia Telecommunicaciones S.A. ESP, 144A	5.375%	9/27/22	BB	2,476,600
3,000		Colombia Telecommunicaciones S.A. ESP, 144A	8.500%	9/30/65	B+	2,797,500
3,800		Digicel Limited, 144A	6.000%	4/15/21	B1	3,467,500
3,000	EUR	FairPoint Communications Inc.	8.750%	11/26/2018	B	3,120,000
2,000		Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	1,945,000
2,500		Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	2,472,500
3,485		Sprint Corporation	7.250%	9/15/21	B+	2,853,344
4,000		T-Mobile USA Inc.	6.731%	4/28/22	BB	3,990,000
2,800		Wind Acquisition Finance SA, 144A	4.750%	7/15/20	BB	2,772,000
		Total Wireless Telecommunication Services				28,006,762
		Total Corporate Bonds (cost $564,079,269)				507,955,710

Nuveen Investments	7

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)/ Shares (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 8.9% (6.2% of Total Investments)

		Banks – 5.1%

$2,000		Bank of America Corporation	6.500%	N/A (4)	BB+	$2,040,000
6,640		Barclays PLC	8.250%	N/A (4)	BB+	6,915,872
500		Citigroup Inc.	5.875%	N/A (4)	BB+	491,250
1,000		Credit Agricole SA, 144A	7.875%	N/A (4)	BB+	995,004
2,000		Dresdner Funding Trust, 144A	8.151%	6/30/31	BB	2,497,500
500		HSBC Holdings PLC	6.375%	N/A (4)	BBB	478,125
3,705		Lloyd’s Banking Group PLC	7.500%	N/A (4)	BB+	3,782,434
475		Nordea Bank AB, 144A	6.125%	N/A (4)	BBB	467,875
1,000		Royal Bank of Scotland Group PLC	7.640%	N/A (4)	BB–	1,065,000
2,000		Societe Generale, 144A	7.875%	N/A (4)	BB+	1,952,500
		Total Banks				20,685,560

		Capital Market – 0.4%

1,765	EUR	Deutsche Bank AG	7.500%	11/26/18	BB+	1,681,163

		Diversified Financial Services – 0.4%

2,000		Banco BTG Pactual SA/Luxembourg, 144A	8.750%	N/A (4)	Ba3	1,740,000

		Energy Equitpment & Services – 0.5%

2,000	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB	2,180,047

		Food Products – 0.4%

1,500		Land O’ Lakes Incorporated, 144A	8.000%	N/A (4)	BB	1,533,750

		Insurance – 2.1%

570		Catlin Insurance Company Limited, 144A	7.249%	N/A (4)	BBB+	493,763
2,000	EUR	XL Capital Ltd	6.500%	11/26/18	BBB	1,588,000
2,000		CNP Assurances, Reg S	7.500%	N/A (4)	BBB+	2,146,133
2,000		La Mondiale SAM, Reg S	7.625%	N/A (4)	BBB	2,150,000
2,000		QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	2,080,000
		Total Insurance				8,457,896
		Total $1,000 Par (or similar) Institutional Preferred (cost $37,257,122)				36,278,416

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 2.3% (1.6% of Total Investments)

		Costa Rica – 0.1%

$400		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	$353,500

		South Africa – 1.7%

39,000	ZAR	Republic of South Africa	8.250%	9/15/17	BBB+	2,864,137
43,000	ZAR	Republic of South Africa	6.750%	3/31/21	BBB+	2,919,414
12,800	ZAR	Republic of South Africa	10.500%	12/21/26	BBB+	1,058,839
		Total South Africa				6,842,390

		Sri Lanka – 0.5%

2,000	EUR	Republic of Sri Lanka	6.000%	1/14/19	BB–	2,019,994
		Total Sovereign Debt (cost $11,702,653)				9,215,884

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 1.0% (0.7% of Total Investments

$2,113		Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	$2,272,254
379		Oaktree Real Estate Investments, Commercial Mortgage Asset Backed Securities ORES NPL LLC 2013-LV2I, 144A	3.081%	9/25/25	N/R	378,676

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,498	Vericrest Opportunity Loan Transferee, Series 2014-NPL7	4.750%	8/27/57	N/R	$1,502,742
$3,990	Total Asset-Backed Securities (cost $3,884,425)				4,153,672
	Total Long-Term Investments (cost $630,775,461)				571,452,420

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 4.7% (3.3% of Total Investments)

	REPURCHASE AGREEMENTS – 4.7%

$19,251	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $19,250,509, collateralized by $18,770,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $19,638,113	0.000%	10/01/2015		$19,250,509
	Total Short-Term Investments (cost $19,250,509)				19,250,509
	Total Investments (cost $650,025,970) – 145.1%				590,702,929
	Borrowings – (48.0)% (5), (6)				(195,500,000)
	Other Assets Less Liabilities – 2.9% (7)				11,929,132
	Net Assets – 100%				$407,132,061

Investments in Derivatives as of September 30, 2015

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars)
Bank of America	Pound Sterling	2,500,000	U.S. Dollar	3,795,583	11/23/15	$14,696
Goldman Sachs	Canadian Dollar	8,232,979	U.S. Dollar	6,226,940	10/30/15	58,491
Goldman Sachs	U.S. Dollar	260,948	Canadian Dollar	345,000	10/30/15	(2,461)
Goldman Sachs	U.S. Dollar	596,443	Canadian Dollar	800,000	10/30/15	2,946
Goldman Sachs	Norwegian Krone	12,940,000	U.S. Dollar	1,580,468	11/20/15	61,678
Goldman Sachs	Swedish Krona	17,400,000	U.S. Dollar	2,106,813	11/20/15	25,618
Goldman Sachs	Euro	7,865,000	U.S. Dollar	8,796,782	11/23/15	1,317
Goldman Sachs	U.S. Dollar	716,733	Euro	640,000	11/23/15	(1,018)
						$161,267

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$22,469,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	12/01/15	12/01/20	$(519,355)
JPMorgan	22,469,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	12/01/15	12/01/22	(788,443)
	$44,938,000							$(1,307,798)

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	Short	(286)	12/15	$(34,467,469)	$8,938	$(208,562)
U.S. 10-Year Treasury Note	Short	(302)	12/15	(38,877,781)	23,593	(415,404)
				$(73,345,250)	$32,531	$(623,966)

Nuveen Investments	9

JGH	Nuveen Global High Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$748,600	$—	$—	$748,600
$25 Par (or similar) Retail Preferred	13,100,138	—	—	13,100,138
Corporate Bonds	—	507,955,710	—	507,955,710
$1,000 Par (or similar) Institutional Preferred	—	36,278,416	—	36,278,416
Sovereign Debt	—	9,215,884	—	9,215,884
Asset-Backed and Mortgage-Backed Securities	—	4,153,672	—	4,153,672
Short-Term Investments:
Repurchase Agreements	—	19,250,509	—	19,250,509
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	161,267	—	161,267
Interest Rate Swaps*	—	(1,307,798)	—	(1,307,798)
Futures Contracts*	(623,966)	—	—	(623,966)
Total	$13,224,772	$575,707,660	$—	$588,932,432
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency exchange contracts, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $651,165,355.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$2,385,609
Depreciation	(62,848,035)
Net unrealized appreciation (depreciation) of investments	$(60,462,426)

10	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Borrowings as a percentage of Total Investments is 33.1%.

(6)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound Sterling

NOK	Norwegian Krone

SEK	Swedish Krona

ZAR	South African Rand

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

Nuveen Investments	11

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Global High Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015